WARRANTS - Disclosure of detailed information about warrants, activity (Details)	1 Months Ended	12 Months Ended
	Feb. 25, 2025 Share $ / shares	Dec. 31, 2025 Share $ / shares
Warrants and stock options [Abstract]
Number of warrants at beginning of period | Share		1,500,000
Weighted average exercise price of warrants outstanding at beginning of period | $ / shares		$ 0.85
Exercised | Share	(1,500,000)	(1,500,000)
Weighted average exercise price, Exercised | $ / shares	$ 0.85	$ 0.85
Number of warrants at end of period | Share		0
Weighted average exercise price of warrants outstanding at end of period | $ / shares		$ 0